Exhibit 99.4

FORWARD THINKING. SEAMLESS SOLUTIONS.

Executive Summary

SAN 2025-NQM2

Dated: May 1, 2025

Forward Thinking. Seamless Solutions.

EXECUTIVE SUMMARY

Overview

Evolve Mortgage Services (“Evolve”) performed certain due diligence services (the “Review”) described below on loans backed by residential properties (the “Loans”) originated by a lender and subsequently purchased by Santander Bank N.A. (the “Client”). The Review was conducted via files imaged and provided by the lender or its designee for review. The Review results were conveyed to the Client by a Reliance Letter.

Sample size and criteria.

The final population of the Review covered 19 Loans, 9 Residential Loans and 10 Business Purpose Loans, totaling an aggregate original principal balance of approximately $13,222,588.00 Evolve is not aware of the overall securitization population as other third-party review (“TPR”) firms may have reviewed loans within the overall securitization loan population. The Review was conducted consistent with the criteria, S&P Global Ratings (S&P) and Kroll Bond Rating Agency, LLC (KBRA), the NRSRO’s identified in Item 3 of the ABS Due Diligence-15E.

Quality or integrity of information or data about the assets: review and methodology.

Evolve compared data fields on the bid tape provided by the Client and uploaded to the underwriting system to the data found in the Loan file as captured during the Review. The data integrity review was completed versus tapes as provided at the time of initial diligence or subsequently updated. Discrepancies outside of reasonable tolerances were reported. Not all data elements were provided to Evolve on every loan within the securitization population. This comparison, when data was available, included the following data fields:

Amortization Type	Maturity Date	Property City
Appraised Value	Note Date	Property State
Doc Type	Occupancy	Property Street Address
DSCR	Original CLTV	Property Type
First Payment Date	Original Interest Rate	Property Zip
Index Type	Original Loan Amount	QM Status
Interest Only	Original LTV	Qualifying Credit Score
Lien Position	Original P&I	Qualifying DTI
Loan Purpose	Original Term	Sales Price
Margin	Prepayment Penalty	Self-Employment Flag

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Origination of the assets and conformity to stated underwriting or credit extension guidelines, standards, criteria or other requirements: review and methodology.

Evolve reviewed asset origination to determine conformity to the stated underwriting or credit extension guidelines, standards, criteria or other requirements, including, as applicable for the Residential Population, the Ability to Repay and Qualified Mortgage requirements described below, that were provided to Evolve. When applicable, a review of the mortgage loan file to the Automated Underwriting System output within the mortgage loan file was also performed.

Credit Application: For the Credit Application, Evolve verified that the application: (i) was signed by all listed borrowers, (ii) was substantially filled out, (iii) contained all known borrower-owned properties on the Real Estate Owned section 2, and (iv) included the borrower’s employment history.

Credit Report: Evolve’s review included confirming that a credit report that met guideline requirements was present for each borrower and that such borrower’s credit profile adhered to the guidelines. In order to make this determination, Evolve: (i) captured the monthly consumer debt payments for use in relevant calculations, (ii) noted and researched the Real Estate Owned and fraud alerts, (iii) gathered liabilities listed on the credit report to be included in the debt to income ratio as appropriate, and (iv) gathered data required for the ASF tape submission including (a) the most recent FICO (scores from Equifax, Experian, and Transunion if available), (b) the most recent FICO date, (c) the longest trade line, (d) the maximum trade line, (e) the number of trade lines, and (f) the credit usage ratio.

Employment and Income: Evolve determined whether applicable supporting employment and income documentation required by the guidelines, and as applicable Appendix Q or ATR, was present in the mortgage loan file and where possible, was not fraudulent. This documentation was used to verify whether the income used to qualify the mortgage loan was calculated in accordance with the guidelines and may have included items such as: (i) verbal or written verification of employment, (ii) pay stubs, (iii) W-2 forms, (iv) tax returns, (v) financial statements, (vi) IRS tax transcripts, and (vii) bank statements.

Asset Review: Evolve assessed whether the asset documentation required by the guidelines and, as applicable, Appendix Q or ATR, was present in the mortgage loan file. Utilizing this documentation, Evolve completed a review of the reserve calculation and any large deposits. Documentation verifying assets for down payment, closing costs, prepaid items and reserves may have included: (i) verification-of-deposit (“VOD(s)”), (ii) depository account statements, (iii) stock or security account statements, (iv) gift funds, (v) escrow or earnest money deposits, and (vi) settlement statements or other evidence of conveyance and transfer of funds (if a sale of assets was involved).

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Hazard/Flood Insurance/Taxes: A review of the insurance present on the mortgage loan was also performed by Evolve. During the course of this review, Evolve (i) verified that the hazard insurance met the minimum required amount of coverage in the guidelines, (ii) confirmed that the mortgage clause listed the lender’s name and “its successors and assigns,”, (iii) confirmed that the premium amount on both the hazard and flood insurance matched what was used in the DTI calculations, (iv) reviewed the tax certificate to verify and compare monthly escrows used to calculate DTI matched, (v) confirmed that the flood certification was for the correct borrower, property, lender and mortgage loan number and was a “Life of Loan” certification, and (vi) completed other property specific items including (a) for condominium properties, confirming that the blanket policy met the minimum amount of coverage in the guidelines and (b) for properties in a flood zone per the flood certification, confirming that flood insurance met guideline requirements and met the minimum required amount of coverage in the guidelines.

DU/LP Review: When provided and appropriate, Evolve verified that DU findings included an approved/eligible decision where required by the guidelines. However, all mortgage loans are manually underwritten with documentation requirements determined by the guidelines and not AUS findings.

Occupancy Review: Evolve confirmed the property occupancy is consistent with the mortgage loan approval and borrowers’ application disclosure based solely on information contained in the mortgage loan file and any fraud report obtained in connection with the mortgage loan.

Guideline Review: During the course of the review, Evolve confirmed the mortgage loan was originated in accordance with required guidelines by reviewing conformity of mortgage loan, transaction type, and borrower characteristics to stated guidelines. Mortgage characteristics examined included (i) DTI of the borrower, (ii) the LTV/TLTV/HTLTV, (iii) the credit score for each borrower, (iv) asset reserves of the borrower, (v) property type, (vi) property usage, and (vii) other property specific items including (a) for condominium or cooperative properties, assessing whether the condominium or cooperative project adheres to required guidelines.

Fraud Review: Evolve reviewed fraud report results in each mortgage loan file, to the extent present, in conjunction with source documents found in the mortgage loan file to assess the likelihood of any misrepresentations associated with the origination of the mortgage loan. If the mortgage loan file did not contain a fraud report and the counterparty did not produce one, Evolve conditioned the mortgage loan for the missing fraud report product.

If a report was present, Evolve reviewed the report for (i) any name variations for the borrowers, (ii) any social security number variations for the borrowers, (iii) any potential occupancy issues based on the borrower’s address history, (iv) any noted employment issues, and (v) any additional consumers associated with the borrower’s profile. If any findings were noted, Evolve confirmed that such findings and/or variations were addressed by the originator in the origination of the asset or that such red flag issues were fully addressed via mortgage loan documentation provided.

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Title Review: Evolve’s review included a review of the chain of title and the duration of ownership by the seller or borrower (whichever is applicable) satisfied the guidelines. Included in this review was a verification of whether the appropriate vestee was on the title documentation (if a purchase, the seller; if a refinance, the borrower) and that the title commitment addressed issues such as assessments; covenants, conditions and restrictions; access problems; vicinity of property to military airports; prior leases; court orders/divorce decrees; public probate issues; foreclosures; bankruptcies; judgment liens; state and federal tax liens; environmental liens, and oil/gas leases.

Additional Review of Mortgage Loan File: Evolve also reviewed the closing documents to ensure that the mortgage loan file information is complete, accurate, and contains consistent documentation. Included in the portion of the review are items such as reviewing for (i) evidence of primary mortgage insurance, (ii) if the property is located in an area that was listed as a FEMA disaster zone post origination, (iii) the presence of loan modification documents, and (iv) general conformity to Fannie Mae or Freddie Mac approved formats at the time of origination.

Additionally, Evolve verified (i) listed borrowers signed documents requiring signature, (ii) borrowers signing documents were eighteen (18) years or older at the time of the mortgage loan origination, (iii) that all riders required by the terms of the mortgage and mortgage note were attached to the respective document, (iv) that social security numbers across documents were consistent, and (v) debt-to-income ratio (“DTI(s)”) and/or loan-to-value ratios (“LTV(s)”) were used in the assessment of conformity guidelines.

Regulatory Compliance: Evolve conducted a review to determine whether the loan met certain federal, state and local regulatory requirements at the time of origination when applicable. All applicable tests and disclosure reviews were graded in accordance with the Structured Finance Association (“SFA”) published RMBS 3.0 TRID Compliance Review Scope. The Regulatory Compliance Review conducted is fully detailed in Appendix A.

Value of collateral securing the assets: review and methodology.

Evolve’s review included a review of the valuation materials utilized during the origination of the loan and in confirming the value of the underlying property. Evolve’s review included verifying the appraisal report was (i) on the appropriate GSE form (for the Residential Population), (ii) materially complete, (iii) in conformity with the guideline requirements for the property type in question, (iv) completed by an appraiser (for residential properties) that was actively licensed to perform the valuation, (v) completed, for residential properties, such that the named client on the appraisal report is the lender or a related entity that is permitted to engage the lender per Title XI of FIRREA, (vi) made and signed prior to the final approval of the mortgage loan application, (vii) completed and dated within the guideline requirements, (vii) made on an “as is” basis or provides satisfactory evidence of completion of all material conditions including all inspections, licenses, and certificates (including certificates of occupancy) to be made or issued with respect to all occupied portions of the mortgaged property and with respect to the use and occupancy of the same, have been made or obtained from the appropriate authorities.

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With regard to the use of comparable properties, Evolve’s review (i) analyzed the relative comparable data (gross and net adjustments, sale dates and distance from subject property) and considered whether such comparable properties are within standard appraisal guidelines; (ii) confirmed the property value and square footage of the subject property was bracketed by comparable properties, (iii) verified that comparable properties used are similar in size, style, and location to the subject, and (iv) checked for the reasonableness of adjustments when reconciling value between the subject property and comparable properties.

Other aspects of Evolve’s review included (i) verifying that the address matched the mortgage note, (ii) verifying that the appraisal  and the policies and procedures with regard to appraisal, including the appropriate level of review, when originating the mortgage loan, were followed, (iii) noting whether the property zip code was declared a FEMA disaster area after the valuation date and notifying the Client of same (iv) confirming the appraisal report does not include any apparent environmental problems, (v) confirming the appraisal notes the current use of the property is legal or legal non-conforming (grandfathered), (vi) reviewing pictures to ensure (a) that the property is in average or better condition and any repairs are noted where required and (b) that the subject property is the one for which the valuation was ordered and that there are no negative external factors; and (vii) confirming that the value product that was used as part of the origination decision was directly accessible to Evolve or if it was not directly accessible that another valuation product that was directly accessible to Evolve was ordered in accordance with the Client’s specific valuation waterfall process. If more than one valuation was provided, Evolve confirmed consistency among the valuation products and if there were discrepancies that could not be resolved, Evolve created an exception.

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SUMMARY OF FINDINGS & CONCLUSIONS OF REVIEW

The NRSRO criteria referenced for this report and utilized for grading descriptions is based upon the requirements of the NRSRO listed in the Form ABS Due Diligence-15E.

Compliance Results Summary

NRSRO Grade	KBRA		S&P
	# Loans	% of Loans	# Loans	% of Loans
A	8	42.11%	8	42.11%
B	1	5.26%	1	5.26%
C	-	0.00%	-	0.00%
D	-	0.00%	-	0.00%
N/A	10	52.63%	10	52.63%
Total	19	100.00%	19	100.00%

Credit Results Summary

NRSRO Grade	KBRA		S&P
	# Loans	% of Loans	# Loans	% of Loans
A	12	63.16%	12	63.16%
B	7	36.84%	7	36.84%
C	-	0.00%	-	0.00%
D	-	0.00%	-	0.00%
N/A	-	0.00%	-	0.00%
Total	19	100.00%	19	100.00%

Property Valuation Results Summary

NRSRO Grade	KBRA		S&P
	# Loans	% of Loans	# Loans	% of Loans
A	18	94.74%	18	94.74%
B	1	5.26%	1	5.26%
C	-	0.00%	-	0.00%
D	-	0.00%	-	0.00%
N/A	-	0.00%	-	0.00%
Total	19	100.00%	19	100.00%

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Overall Results Summary

NRSRO Grade	KBRA		S&P
	# Loans	% of Loans	# Loans	% of Loans
A	10	52.63%	10	52.63%
B	9	47.37%	9	47.37%
C	-	0.00%	-	0.00%
D	-	0.00%	-	0.00%
N/A	-	0.00%	-	0.00%
Total	19	100.00%	19	100.00%

Data Results Summary

Field Label	# Loans with Discrepancy	Total Time Compared	% Variance
Appraised Value	1	19	5.26%
Co-Borrower Self-employment Flag	1	19	5.26%
DSCR	8	19	42.11%
Doc Type	15	19	78.95%
Loan Purpose	7	19	36.84%
Maturity Date	7	19	36.84%
Note Date	9	19	47.37%
Occupancy	2	19	10.53%
Original CLTV	2	19	10.53%
PITI	4	19	21.05%
Prepayment Penalty	1	19	5.26%
Prepayment Penalty Type	5	19	26.32%
Product Code	4	19	21.05%
Property City	1	19	5.26%
Property Street Address	2	19	10.53%
Property Type	4	19	21.05%
Property Zip	2	19	10.53%
QM Status	8	19	42.11%
Qualified Mortgage	2	19	10.53%
Qualifying Credit Score	5	19	26.32%
Qualifying DTI	4	19	21.05%
Self-Employment Flag	3	19	15.79%

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APPENDIX A

Compliance of the originator of the assets with federal, state and local laws and regulations: review and methodology.

Please be advised that Evolve did not make a determination as to whether the mortgage loans complied with federal, state or local laws, constitutional provisions, regulations or ordinances that are not expressly enumerated below. There can be no assurance that the Review uncovered all relevant factors relating to the origination of the mortgage loans, their compliance with applicable law and regulations and the original appraisals relating to the mortgaged properties or uncovered all relevant factors that could affect the future performance of the mortgage loans. Furthermore, the findings reached by Evolve are dependent upon its receiving complete and accurate data regarding the mortgage loans from mortgage loan originators and other third parties upon which Evolve is relying in reaching such findings.

Please be further advised that Evolve does not employ personnel who are licensed to practice law in the various jurisdictions, and the findings set forth in the reports prepared by Evolve do not constitute legal advice or opinions. They are recommendations or conclusions based on information provided to Evolve. Information contained in any Evolve report related to the applicable statute of limitations for certain claims may not be accurate or reflect the most recent controlling case law. Further, a particular court in a particular jurisdiction may extend, not enforce or otherwise allow claims beyond the statute of limitations identified in the report based on certain factors, including the facts and circumstances of an individual mortgage loan. All final decisions as to whether to purchase or enter into a transaction related to any individual mortgage loan or the mortgage loans in the aggregate, any investment strategy and any legal conclusions, including the potential liability related to the purchase or other transaction involving any such mortgage loan or mortgage loans, shall be made solely by the Client, or other agreed upon party, that has engaged Evolve to prepare its reports pursuant to its instructions and guidelines. The Client, or other agreed upon party, acknowledges and agrees that the scoring models applied by Evolve are designed to identify potential risk and the Client, or other agreed upon party, assumes sole responsibility for determining the suitability of the information for its particular use. Evolve does not make any representation or warranty as to the value of any mortgage loan or mortgage loan’s collateral that has been reviewed by Evolve.

Evolve reviewed each mortgage loan to determine, as applicable, to the extent possible and subject to the caveats below, whether the mortgage loan complies with:

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FOR APPLICATION DATES BEFORE JANUARY 10, 2014

(I) Federal Truth in Lending Act (“TILA”), as implemented by Regulation Z, 12 C.F.R. Part 1026, as set forth below:

a)	Rescission (§1026.23):
i)	failure to provide the right of rescission notice;
ii)	failure to provide the right of rescission notice in a timely manner and to the correct consumer(s);
iii)	errors in the right of rescission notice;
iv)	failure to provide the correct form of right of rescission notice;
v)	failure to provide the three (3) business day rescission period; and
vi)	any material disclosure violation on a rescindable loan that gives rise to the right of rescission under TILA, which means the required disclosures of the annual percentage rate, the finance charge, the amount financed, the total of payments, the payment schedule, the HOEPA disclosures;
b)	TIL Disclosure (§§1026.17, 18 and 19) as applicable for loans with application dates prior to October 3, 2015:
i)	review and comparison of the initial and final TIL disclosures, and any re-disclosed TIL(s);
ii)	proper execution by all required parties;
iii)	principal and interest calculations, and proper completion of the interest rate and payment summary; and
iv)	timing of initial and re-disclosed TIL(s);
c)	Tolerances (§§1026.18, 22 and 23):
i)	inaccurate Annual Percentage Rate (APR) outside of applicable tolerance by comparing disclosed APR to re-calculated APR; and
ii)	inaccurate Finance Charge outside of applicable tolerance by comparing disclosed Finance Charge to re-calculated Finance Charge;
d)	High-cost Mortgage (§§1026.31, 32 and 33):
i)	points and fees threshold test;
ii)	APR threshold test;
iii)	prepayment penalty test; and
iv)	compliance with the disclosure requirements, limitation on terms and prohibited acts or practices in connection with a high-cost mortgage;
e)	Higher-priced Mortgage Loan (§1026.35):
i)	APR threshold test; and
ii)	compliance with the escrow account and appraisal requirements;

(II) Federal Real Estate Settlement Procedures Act (“RESPA”), as implemented by Regulation X, 12 C.F.R. Part 1024, as set forth below:

a)	Good Faith Estimate (GFE) (§1024.7) as applicable for loans with application dates prior to October 3, 2015:
i)	confirm the presence of the current GFE form in effect at the time of origination;

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ii)	verify GFE was provided to the borrower(s) within three (3) business days of application;
iii)	verify all sections of the GFE were accurately completed and that information was reflected in the appropriate locations;
iv)	determine whether a valid and properly documented changed circumstance accompanies any changes to loan terms and/or fees on any revised GFEs over the applicable tolerance(s); and
v)	confirm the presence of a settlement service provider list, as applicable.
b)	Final HUD-1/A Settlement Statement (HUD) (§1024.8) as applicable for loans with application dates prior to October 3, 2015:
i)	confirm current applicable HUD form was provided;
ii)	determination that the loan file contains the final HUD;
iii)	escrow deposit on the final HUD matches the initial escrow statement amount; and
iv)	verify all sections of the final HUD were accurately completed and that information was reflected in the appropriate locations.
c)	GFE and Final HUD Comparison (§1024.7) as applicable for loans with application dates prior to October 3, 2015:
i)	review changes disclosed on the last GFE provided to the borrower(s) to determine that such changes were within the allowed tolerances;
ii)	confirm loan terms and fees disclosed on the third page of the final HUD accurately reflect how such items were disclosed on the referenced GFE, page 2 of the final HUD and loan documents; and
iii)	review any documented cure of a tolerance violation to determine that the proper reimbursement was made and a revised HUD was provided at or within 30 days of settlement.
d)	Additional RESPA/Regulation X Disclosures and Requirements (§1024.6, 15, 17, 20, and 33):
i)	confirm the presence of the Servicing Disclosure Statement form in the loan file;
ii)	verify the Servicing Disclosure Statement was provided to the borrower(s) within three (3) business days of application;
iii)	confirm the presence of the Special Information Booklet in the loan file or that the loan file contains documentary evidence that the disclosure was provided to the borrower;
iv)	confirm the Special Information Booklet was provided within three (3) business days of application;
v)	confirm the presence of the Affiliated Business Arrangement Disclosure in the loan file in the event the lender has affiliated business arrangements;
vi)	confirm the Affiliated Business Arrangement Disclosure was provided no later than three (3) business days of application;
vii)	confirm the Affiliated Business Arrangement Disclosure is executed; and
viii)	confirm the presence of the Initial Escrow Disclosure Statement in the loan file and proper timing.

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(III) The disclosure requirements and prohibitions of Section 50(a)(6), Article XVI of the Texas Constitution and associated regulations;

(IV) The disclosure requirements and prohibitions of state, county and municipal laws and ordinances with respect to “high-cost” loans, “covered” loans, “higher-priced” loans, “home” loans or any other similarly designated loan as defined under such authorities, or subject to any other laws that were enacted to combat predatory lending, as may have been amended from time to time;

(V) Federal and state specific late charge and prepayment penalty provisions;

(VI) Document Review

Evolve reviewed each mortgage loan file and verified if the following documents, if applicable, for the Review scope in question at the time of review, were included in the file and if the data on these documents was consistent:

■	Initial application (1003);
■	Final application (1003);
■	Note;
■	Appraisal;
■	Sales contract;
■	Title/Preliminary Title;
■	Initial TIL;
■	Final TIL;
■	Final HUD-1;
■	Initial and final GFE’s;
■	Right of Rescission Disclosure;
■	Mortgage/Deed of Trust;
■	Mortgage Insurance;
■	Tangible Net Benefit Disclosure;
■	FACTA disclosures; and
■	Certain other disclosures related to the enumerated tests set forth herein.

FOR APPLICATION DATES ON OR AFTER JANUARY 10, 2014

For mortgage loans with application dates on or after January 10, 2014 additional compliance testing was applicable and conducted by Evolve. Testing during this period included all items as referenced in the FOR APPLICATION DATES BEFORE JANUARY 10, 2014 section above plus:

(VII) Federal Truth in Lending Act (“TILA”), as implemented by Regulation Z, 12 C.F.R. Part 1026 testing included:

a)	With respect to brokered loans, the Prohibitions and Restrictions related to Loan Originator Compensation and Steering (§1026.36):
i)	review relevant documentation to determine if compensation to a Loan Originator was based on a term of the transaction;

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ii)	review relevant document to determine if there was dual compensation; and
iii)	review the presence of the loan option disclosure and to determine if the Steering Safe Harbor provisions were satisfied.
(1)	Note: Where available, Evolve reviewed the relevant documents in the loan file and, as necessary, attempted to obtain the loan originator compensation agreement and/or governing policies and procedures of the loan originator. In the absence of the loan originator compensation agreement and/or governing policies and procedures, Evolve’s review was limited to formal general statements of entity compliance provided by the loan originator, if any. These statements, for example, were in the form of a letter signed by the seller correspondent/loan originator or representations in the mortgage loan purchase agreement between the Client and seller correspondent;
b)	Homeownership counseling (§1026.36):
i)	determine if the creditor obtained proof of homeownership counseling in connection with a loan to a first-time homebuyer that contains a negative amortization feature;
c)	Mandatory Arbitration Clauses (§1026.36):
i)	determine if the terms of the loan require arbitration or any other non-judicial procedure to resolve any controversy or settle any claims arising out of the transaction;
d)	Prohibition on Financing Credit Insurance (§1026.36):
i)	determine if the creditor financed, directly or indirectly, any premiums or fees for credit insurance; and
e)	Nationwide Mortgage Licensing System (NMLS) & Registry ID on Loan Documents (§1026.36):
i)	review for presence of loan originator organization and individual loan originator name and NMLSR ID, as applicable, on the credit application, note or loan contract, security instrument, Loan Estimate and Closing Disclosure; and
ii)	verify the data against the NMLSR database, as available.

(VIII) Federal Real Estate Settlement Procedures Act (“RESPA”), as implemented by Regulation X, 12 C.F.R. Part 1024, as set forth below:

a)	Additional RESPA/Regulation X Disclosures and Requirements (§1024.6, 15, 17, 20, and 33):
i)	confirm that the creditor provided the borrower a list of homeownership counseling organizations within three (3) business days of application; and
ii)	confirm that the list of homeownership counseling organizations was obtained no earlier than 30 days prior to when the list was provided to the loan applicant.

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(IX) Sections 1411 and 1412 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank”) amending TILA, as implemented by Regulation Z, 12 C.F.R. 1026.43, as set forth below:

a)	The general Ability to Repay (ATR) underwriting standards (12 C.F.R. 1026.43(c));
b)	Refinancing of non-standard mortgages (12 C.F.R. 1026.43(d));
c)	Qualified Mortgages (QM) (12 C.F.R. 1026.43(e) (including qualified mortgages as separately defined by the Department of Housing and Urban Development (24 C.F.R. 201 and 203 et seq.), and the Department of Veterans Affairs (38 C.F.R. Part 36 et seq.); and
d)	Balloon-payment qualified mortgages made by certain creditors (12 C.F.R. 1026.43(f)).

Evolve reviews applicable loans for compliance with the ATR and QM rule requirements based upon each loan’s originator designation (Safe Harbor QM, Higher-priced QM, Temporary SHQM, Temporary HPQM, Non-QM, Exempt from ATR). Evolve determines the loan’s status under the ATR or QM rule requirements and assigns a due diligence loan designation. Generally, Evolve notes as a material exception if the due diligence findings do not confirm the originator’s loan designation. Additionally, Evolve notes if an originator loan designation was not provided.

Qualified Mortgage

With respect to QM (Safe Harbor and Higher-priced) designated loans, Evolve reviews the loan to determine whether, based on available information in the loan file: (i) the loan contains risky loan features and terms (e.g. an interest only feature or negative amortization), (ii) the “points and fees” exceed the applicable QM threshold, (iii) the monthly payment was calculated appropriately, (iv) the creditor considered and verified income or assets at or before consummation, (v) the creditor appropriately considered debt obligations, alimony and child support, and (vi) at the time of consummation, if the debt-to-income ratio exceeds 43% (calculated in accordance with Appendix Q to Regulation Z). This portion of the Review includes a recalculation of all income and liabilities with attention to the appropriate documentation of each source.

If a loan was designated as QM and identified as eligible for guarantee, purchase, or insurance by an applicable agency as permitted under the QM final rule, Evolve reviews the loan to determine whether, based on available information in the loan file the loan satisfied (i), (ii) and (iii) in the preceding paragraph and reviews the Automated Underwriting System output within the file to confirm agency eligibility.

For each QM designated loan that satisfied the applicable requirements enumerated above, Evolve then determines whether the loan is a Safe Harbor QM or Higher Priced QM by comparing the loan’s actual annual percentage rate, as recalculated, to the applicable average prime offer rate plus a certain applicable percentage.

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The Review also includes determining, as applicable, whether a loan is a qualified mortgage as defined by the Department of Housing and Urban Development (24 C.F.R. 201 and 203 et seq.), and the Department of Veterans Affairs (38 C.F.R. Part 36 et seq.).

For each QM designated loan that does not satisfy the applicable requirements enumerated above, Evolve then determines whether the loan complies with the ATR rule consideration and verification requirements and provides a due diligence designation of Non-QM compliant or non-compliant.

General Ability to Repay

Evolve reviews the loan to determine whether, based on available information in the loan file, the creditor considered, as applicable, the following eight underwriting factors, and verified such information using reasonably reliable third-party records, at or before consummation: (i) the consumer’s current or reasonably expected income or assets, (ii) if the creditor relied on income from the consumer’s employment in determining repayment ability, the consumer’s current employment status; (iii) the consumer’s monthly payment; (iv) the consumer’s monthly payment on any simultaneous loan that the creditor knows or has reason to know will be made; (v) the consumer’s monthly payment for mortgage-related obligations; (vi) the consumer’s current debt obligations, alimony, and child support; (vii) the consumer’s monthly debt-to-income ratio or residual income; and (viii) the consumer’s credit history. This portion of the Review also focuses on full recalculation of income and debts, as well as the documentation provided to support each item used in originator’s determination of the ability to repay.

Note: for loans designated as QM – agency eligible, Evolve will not review for compliance with the requirements of Appendix Q or General Ability to Repay.

Evolve reviews loans to determine their conformity with the ATR/QM factors above, and is not rendering an independent assessment or opinion, warranting or representing that a loan will be deemed to conform to Safe Harbor, Rebuttable Presumption, ATR or other status based on any additional or revised factors that may be considered by legislative, regulatory, administrative or judicial authorities (“Authorities”). Evolve does not represent or warrant that the factors for which it is reviewing the loans constitute all of the factors and/or criteria that Authorities may consider in determining the status of a loan. Evolve’s review is based on information contained in the loan file at the time it is provided to Evolve to review, and only reflects information as of that point in time.

(X) The Equal Credit Opportunity Act, as implemented by Regulation B, 12 C.F.R. Part 1002, as set forth below:

a)	Providing Appraisals and Other Valuations (12 C.F.R. 1002.14):
i)	timing and content of the right to receive copy of appraisal disclosure;
ii)	charging of a fee for a copy of the appraisal or other written valuation;

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iii)	timing of creditor providing a copy of each appraisal or other written valuation;
iv)	with respect to a borrower that has waived the three (3) business day disclosure requirement, confirm that the borrower has signed the waiver or other acknowledgment at least three (3) business days prior to consummation; and (2) confirm that the lender has provided copies of appraisals and other written valuations at or prior to consummation.

(XI) FIRREA Review

Evolve confirmed that the appraiser and the appraisal made by such appraiser both satisfied the requirements of Title XI of FIRREA. Specifically, Evolve reviewed the appraisal for conformity to industry standards, including ensuring the appraisal was complete, that the comparables and adjustments were reasonable and that pictures were provided and were accurate.

FOR APPLICATION DATES ON OR AFTER OCTOBER 3, 2015

For mortgage loans with application dates on or after October 3, 2015 additional compliance testing was applicable and conducted by Evolve. Testing during this period included all items as referenced in the FOR APPLICATION DATES BEFORE JANUARY 10, 2014 and FOR APPLICATION DATES ON OR AFTER JANUARY 10, 2014 sections above plus:

With regard to TILA-RESPA Integrated Disclosure (“TRID”) testing, Evolve implemented the TRID scope of review referenced within the Regulatory Compliance section (III) based on (i) the RMBS 3.0 TRID Compliance Review Scope published by the Structured Finance Association (the “SFA Compliance Review Scope”) and (ii) outside counsel’s interpretations of the published regulations as of the date of review of each mortgage loan. Evolve worked with outside counsel and continues to obtain updated interpretations relative to the informal guidance provided by the Consumer Financial Protection Bureau (“CFPB”) which has caused alterations in the review scope and severity of TRID related exceptions, including applicable cures. (This will continue as necessary as additional guidance becomes available, as well as any future rulemaking.) While Evolve continues to make a good faith effort to identify material TRID exceptions and apply the appropriate grading, the implementation of new regulations (including TRID) that impact residential mortgages carries certain interpretive risk and continues to evolve, impacting the review scope and exception severity. Evolve has worked closely with the NRSRO and Client to disclose, as mutually agreed upon by the parties, the relevant exceptions per Evolve’s suggested review implementation as reviewed by outside counsel; however, no assurances can be provided and/or are given that Evolve has included within its Review all areas that may represent risk to the securitization trust, or that areas of risk identified by Evolve will result in the potential level of risk indicated by an Event Level or NRSRO grade.

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Please be further advised that Evolve does not employ personnel who are licensed to practice law in the various jurisdictions, and the findings set forth in the reports prepared by Evolve do not constitute legal advice or opinions. They are recommendations or conclusions based on information provided to Evolve. Information contained in any Evolve report related to the applicable statute of limitations for certain claims may not be accurate or reflect the most recent controlling case law. Further, a particular court in a particular jurisdiction may extend, not enforce or otherwise allow claims beyond the statute of limitations identified in the report based on certain factors, including the facts and circumstances of an individual mortgage loan. All final decisions as to whether to purchase or enter into a transaction related to any individual mortgage loan or the mortgage loans in the aggregate, any investment strategy and any legal conclusions, including the potential liability related to the purchase or other transaction involving any such mortgage loan or mortgage loans, shall be made solely by the Client, or other agreed upon party, that has engaged Evolve to prepare its reports pursuant to its instructions and guidelines. The Client, or other agreed upon party, acknowledges and agrees that the scoring models applied by Evolve are designed to identify potential risk and the Client, or other agreed upon party, assumes sole responsibility for determining the suitability of the information for its particular use. Evolve does not make any representation or warranty as to the value of any mortgage loan or mortgage loans collateral that has been reviewed by Evolve.

Evolve reviewed each residential mortgage loan to determine, as applicable, to the extent possible and subject to the caveats below, whether the mortgage loan complies with:

(XII) Sections 1098 and 1100A of Dodd-Frank amending TILA and RESPA, as implemented by Regulation Z, 12 C.F.R. Part 1026, as set forth below (applicable only for mortgage loans with application dates on or after October 3, 2015):

a)	Loan Estimate (LE) (§§1026.19 and 37):
i)	confirm the presence of LE for applications on or after October 3, 2015;
ii)	confirm the initial LE date indicates it was delivered or placed in the mail within three (3) business days of application;
iii)	confirm that certain sections of each LE determined to carry assignee liability were accurately completed and that information was reflected in the appropriate locations, which, in certain instances, was based solely on the information disclosed on the LE;
iv)	confirm the initial LE was delivered or placed in the mail not later than seven (7) business days prior to consummation of the transaction, or such period was waived due to a bona fide financial emergency;
v)	confirm that any written estimate of terms or costs provided prior to receipt of a LE contained the required disclosures;
vi)	confirm that each revised LE is accompanied by valid written documentation explaining the reason for re-disclosure to allow for fee increases based on a valid change of circumstance and was timely provided within 3 business days of issuance;
vii)	confirm the presence and timely provision of a settlement service provider list (when consumer is given the opportunity to shop for services);

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viii)	confirm borrower received LE not later than four (4) business days prior to consummation; and
ix)	confirm LE was not provided to the borrower on or after the date of the CD.
b)	Closing Disclosure (CD) (§§1026.19 and 38):
i)	confirm the presence of CD for applications on or after October 3, 2015;
ii)	confirm the borrower received CD at least three (3) business days prior to consummation, or that such period was waived due to a bona fide financial emergency;
iii)	confirm that certain sections of each CD determined to carry assignee liability were accurately completed and that information was reflected in the appropriate locations, which, in certain instances, was based solely on the information disclosed on the CD;
iv)	confirm that a revised CD was received in a timely manner if the initial or any revised CD became inaccurate;
v)	identify tolerance violations based on the charges disclosed on the initial and interim LE’s, initial CD, and reflected on the final CD;
vi)	with respect to tolerance violations based on the disclosed charges on the LE and CD, confirm that the creditor cured the violations no later than 60 days after consummation, or within 60 days of discovery; and
vii)	with respect to applicable exception remediation measures for numerical exceptions, confirm that a letter of explanation, as well as a refund as applicable, was delivered or placed in the mail no later than 60 days after discovery of the exception establishing the need for a revised CD or with respect to exception remediation measures for non-numerical exceptions, that a corrected CD was delivered or placed in the mail no later than 60 days after consummation. (In an attempt to establish a best practices approach to pre-securitization due diligence, as it applies to TILA RESPA Integrated Disclosure testing, the Structured Finance Association (“SFA”) has a working group that consists of industry participants including third party review providers and law firms who agreed to a standardized approach to remediation considerations. This approach is intended to be based on a reasoned legal analysis that expressly assumes that courts will interpret TRID in accordance with the principals of liability set forth in the letter to the MBA from Richard Cordray, the Director of the CFPB. No assurances can be provided that the courts in question will interpret TRID in accordance with the SFA Compliance Review Scope.)
c)	Your Home Loan Toolkit (§1026.19):
i)	confirm the presence of Your Home Loan Toolkit in the mortgage loan file or that the mortgage loan file contains documentary evidence that the disclosure was provided to the borrower; and
ii)	confirm Your Home Loan Toolkit was delivered or placed in the mail not later than three (3) business days after receipt of application.

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(XIII) Document Review

Evolve reviewed each mortgage loan file and verified if the following documents, if applicable, were included in the file and if the data on these documents was consistent (where applicable):

■	Loan Estimates;
■	Closing Disclosures; and
■	Certain other disclosures related to the enumerated tests set forth herein.

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Rating Agency Grades

Run Date - 04/28/2025 2:51:31 PM

LOAN INFORMATION				INITIAL CREDIT LOAN GRADES					INITIAL COMPLIANCE LOAN GRADES					INITIAL PROPERTY LOAN GRADES					INITIAL OVERALL LOAN GRADES					FINAL CREDIT LOAN GRADES					FINAL COMPLIANCE LOAN GRADES					FINAL PROPERTY LOAN GRADES					FINAL OVERALL LOAN GRADES
Evolve Loan ID	Customer Loan ID	Seller Loan ID	Original Loan Amount	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P
1627678	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXX	C	C	C	C	C	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	C	C	C	C	C	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	B	B	B	B	B
1626548	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXX	A	A	A	A	A	D	D	D	D	D	A	A	A	A	A	D	D	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1627934	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXX	C	C	C	C	C	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	A	A	A	A	A
1627716	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXX	C	C	C	C	C	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	C	C	C	C	C	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	B	B	B	B	B
1627714	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXX	C	C	C	C	C	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	C	C	C	C	C	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	B	B	B	B	B
1627717	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXX	C	C	C	C	C	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	C	C	C	C	C	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	B	B	B	B	B
1627620	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXX	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1630320	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXX	A	A	A	A	A	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	A	A	A	A	A
1629260	XXXXXXXXXX	XXXXXXXXXXX	XXXXXX	C	C	C	C	C	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	A	A	A	A	A
1629088	XXXXXXXXXX	XXXXXX	XXXXXX	A	A	A	A	A	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	A	A	A	A	A
1627581	XXXXXXXXXX	XXXXXXXXX	XXXXXX	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1626613	XXXXXXXXXX	XXXXXXXXX	XXXXXX	C	C	C	C	C	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	A	A	A	A	A
1626691	XXXXXXXXXX	XXXXXXXXX	XXXXXX	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1627994	XXXXXXXXXX	XXXXXXXXX	XXXXXX	A	A	A	A	A	A	A	A	A	A	B	A	B	B	B	B	A	B	B	B	A	A	A	A	A	A	A	A	A	A	B	A	B	B	B	B	A	B	B	B
1629365	XXXXXXXXXX	XXXXXXXXX	XXXXXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1624631	XXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
1626411	XXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXX	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
1628584	XXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
1629277	XXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	C	C	C	C	C	N/A	N/A	N/A	N/A	N/A	C	C	C	C	C	C	C	C	C	C	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	B	B	B	B	B

Exception Detail

Run Date - 04/28/2025 2:51:31 PM

Evolve Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Exception Remediation	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
1624631	XXXXXXXXXX	XXXXXXXXXXXXXX	7110405	851	XXXXXXXXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		XXXXXXXXXXX XXXXXX over XXXX require escrows		Exception granted: XXX file since XXXXXX XXXXXXX XXXXXX XXXXXX = XXXXXXXXXXXX XXXXXXXXX = XXXXXXXXXXXX XXXXX job time, XXXXX residence time & good previous mtg history				09/09/2024	B	2	XXXXXXXXXX	CA	2	1	C	B	C	B	A	A	A	A		Safe Harbor QM (APOR)	1
1626411	XXXXXXXXXX	XXXXXXXXXXXXXX	7130532	898	XXXXXXXXXX	Compliance	Compliance		Compliance - TRID- Fee Tolerance Violation		XXXX tolerance violation of XXXXXXXXX due to increase in recording fee with no valid coc. XXXXXX of refund along with XXXX to borrower and XXXXX reflecting cure is required. XXXX must be issued within XXX days of consummation.	Information provided				10/14/2024		B	2	XXXXXXXXXX	SC	2	1	C	B	A	A	C	B	A	A		Safe Harbor QM (APOR)	1
1626411	XXXXXXXXXX	XXXXXXXXXXXXXX	7130533	884	XXXXXXXXXX	Compliance	Compliance		Compliance - Pending Internal completion of compliance fee tests. Additional conditions may apply.			Information provided			10/14/2024			A	1	XXXXXXXXXX	SC	2	1	C	B	A	A	C	B	A	A		Safe Harbor QM (APOR)	1
1626548	XXXXXXXXXXX	XXXXXXXXXXX	7114836	492	XXXXXXXXXX	Compliance	Appraisal		Appraisal - Compliance \ Appraisal - Evidence that Borrower(s) was provided a copy of the appraisal report on the subject property no less than 3 days prior to closing OR evidence that Borrower(s) waived the 3 day requirement at least 3 days prior to closing. If thi		Evidence the borrower was provided a copy of the XXXXXXXXXX was not found in the file. XXXXXXXX evidence of receipt of XXXXXXXXXX by borrower.	Information provided			11/25/2024			A	1	XXXXXXXXXX	FL	1	1	D	A	A	A	D	A	A	A		Exempt	1
1626548	XXXXXXXXXXX	XXXXXXXXXXX	7114837	98	XXXXXXXXXX	Compliance	Deed of Trust/Mortgage		Deed of Trust/Mortgage - Appropriate riders attached and signed:		The XXXXXXXXXX reflected the property was a XXXXX however, the XXXXX of XXXXXXXXXXXXXXX did not reflect a XXXX XXXXXX was required. XXXXXXXXXXXXX the XXXX XXXXXX was not attached. XXXXXXX provide updated XXXXX of XXXXXXXXXXXXXXX and a XXXXXXX of XXXXXXX to XXXXXXXXXXX	Information provided			11/25/2024			A	1	XXXXXXXXXX	FL	1	1	D	A	A	A	D	A	A	A		Exempt	1
1626613	XXXXXXXXXX	XXXXXXXXX	7115046	72	XXXXXXXXXX	Credit	Closing Package		Closing Package -		File is missing the XXXXXXXXX XXXXXXXXXX	Information provided		Reviewer 11/15/2024 01:08 PM; Notary section has not been completed	11/19/2024			A	1	XXXXXXXXXX	CA	3	13	C	A	C	A	N/A	N/A	A	A		Exempt	1
1626613	XXXXXXXXXX	XXXXXXXXX	7115047	72	XXXXXXXXXX	Credit	Closing Package		Closing Package -		File is missing the XXXXXXXXX XXXXXXXX XXXXXXXXXXXXX	Information provided			11/15/2024			A	1	XXXXXXXXXX	CA	3	13	C	A	C	A	N/A	N/A	A	A		Exempt	1
1626613	XXXXXXXXXX	XXXXXXXXX	7115109	330	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Credit Other		Final XXX for simultaneous closing paying off XXXX XXXXXX XXXXXXXXXX with new XXXXXX not to exceed XXXXXXXXXXXX for property located at XXXXXXXX XXXXXXXX XXXXX	received revised XXXX		Reviewer 11/10/2024 07:35 PM; The XXX received reflects XXXXX of XXXXXXXXX XXXXX additional, and results in XXXX XXXXXXXXXX XXXXXXXX XXX management approval for increased XXXX over XXX Reviewer 11/15/2024 09:13 AM; Provide the final XXXXX and XXXXX without the property XXXXX XXXXXXXX XXXXXXXX Reviewer 11/18/2024 09:08 PM; The XXXXX provided included the property XXXXX XXXXXXXX XXXXXXX which borrower does not own	11/21/2024			A	1	XXXXXXXXXX	CA	3	13	C	A	C	A	N/A	N/A	A	A		Exempt	1
1626691	XXXXXXXXXX	XXXXXXXXX	7116320	1108	XXXXXXXXXX	Valuation	UW Collateral TPR		UW Collateral TPR - UW - Second collateral evaluation is required.		CU score not provided for two family (non XXXX form) XXXXXXXXXXXXX second evaluation required for securitization	received XXX		Reviewer 10/31/2024 08:10 PM; Documents received did not include a XXXX collateral evaluation	11/10/2024			A	1	XXXXXXXXXX	NJ	3	1	C	A	A	A	A	A	C	A		Exempt	1
1627581	XXXXXXXXXX	XXXXXXXXX	7118342	884	XXXXXXXXXX	Compliance	Compliance		Compliance - Pending Internal completion of compliance fee tests. Additional conditions may apply.			Information provided			11/22/2024			A	1	XXXXXXXXXX	NY	3	1	C	A	A	A	C	A	A	A		Exempt	1
1627581	XXXXXXXXXX	XXXXXXXXX	7118343	898	XXXXXXXXXX	Compliance	Compliance		Compliance - TRID- Fee Tolerance Violation		Loan is failing XXX tolerance for increase in the XXXXXXX XXXXXXX fee in XXXX XXXX XXXXXXXXXX amount is XXXXXXXXX of which the final XXX cured XXXXXXXXX leaving XXXXX cents remaining. XXXXX a XXXXX with full cure of XXXXXXXXXX lox to borrower and proof of refund, all within XXX days of consummation.	Information provided			11/22/2024			A	1	XXXXXXXXXX	NY	3	1	C	A	A	A	C	A	A	A		Exempt	1
1627620	XXXXXXXXXXX	XXXXXXXXXXX	7118408	330	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Credit Other		Fraud XXXXXXX missing from file.	received all clear comments		Reviewer 11/21/2024 07:29 PM; received XXXXXX report/ provide lender comments or documentation to clear all high and medium alerts listed on the fraud report and clear the participant searches for XXXXXXXXXX XXXXXXXXXXX and XXXXX XXXXXXXXX XXXXX XXXXXXXX XXXXXXXX	11/21/2024			A	1	XXXXXXXXXX	CA	1	1	C	A	C	A	A	A	A	A		Exempt	1
1627620	XXXXXXXXXXX	XXXXXXXXXXX	7118410	330	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Credit Other		Exclusionary list and XXXXX for all parties to the transaction missing from file.	received all clear			11/21/2024			A	1	XXXXXXXXXX	CA	1	1	C	A	C	A	A	A	A	A		Exempt	1
1627678	XXXXXXXXXXX	XXXXXXXXXXX	7118675	387	XXXXXXXXXX	Credit	UW Credit	UW Credit - UW - Taxes and Insurance documentation	Rent loss insurance covering a minimum of XX months of the rental figure used to qualify is required for the subject property. XXXX XXXX for subject, rent loss coverage of XXXXXXXXXXXX was provided. XXXXXXX rents of XXXXXXXX per month were used requiring XXXXXXXXX of rent loss coverage.	received XXXX with rental loss coverage of XXXXXXXX	Reviewer 11/14/2024 09:18 AM; The document received was the XXXXXXX insurance policy for the condo project. XXXXXXXX insurance coverage for XXXXX XXXXX as the insured from XXXXXXX XXXXXX XXXX with rental loss coverage of XXXXXXXX

 Reviewer 11/14/2024 07:08 PM; Received the master insurance policy again.

 Client 12/05/2024 08:25 AM; Is there any other options to cure? XXXXXXXX for agent to date without success, still following up, but wanted to see if we had options?

 Reviewer 12/05/2024 08:43 AM; Updated master policy with increased rent loss required. XXXXXX wouldn't be other options to cure this finding.

 Client 12/12/2024 09:24 AM; Can we waive this with comp factors?

 Reviewer 12/12/2024 12:00 PM;

															12/20/2024			A	1	XXXXXXXXXX	FL	3	13	C	B	C	B	N/A	N/A	A	A		Exempt	1
1627678	XXXXXXXXXXX	XXXXXXXXXXX	7118676	327	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Satisfactory 12 mth Rental		Exception for verifying XXX months of rent on a primary residence via canceled checks or XXXX statements. XXXXXXXXX pays XXXXXXXXXXXX per month in cash. XXXXXXXXX provided receipts and lease.		Compensating XXXXXXXXX XXXXX over minimum required for matrix tier XXXXXXXXX XXXX XXX under maximum when loan amount under XXXXXXX mil XXXXXXXXX				11/12/2024	B	2	XXXXXXXXXX	FL	3	13	C	B	C	B	N/A	N/A	A	A		Exempt	1
1627678	XXXXXXXXXXX	XXXXXXXXXXX	7118677	851	XXXXXXXXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Exception required for a condo project that has over XXXX investor concentration. XXXX subject investor concentration is XXXXX		Compensating XXXXXXXXX XXXXX over minimum required for matrix tier XXXXXXXXX XXXX XXX under maximum when loan amount under XXXXXXX mil XXXXXXXXX				11/12/2024	B	2	XXXXXXXXXX	FL	3	13	C	B	C	B	N/A	N/A	A	A		Exempt	1
1627714	XXXXXXXXXXX	XXXXXXXXXXX	7118553	328	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Satisfactory 12 mth Mortgage		Exception for XXXXXXXXXX XXXXX mortgage payment from the private XXXX lienholder to be included in the XXXXXXXX XXXXX payoff and not be considered XXXXXXXXXXX XX letter from the private lienholder verifies they have an agreement to allow.		Compensating XXXXXXXXX XXXX credit paid as agreed, XXXXXXXXXXXX investor; XXX late mortgage payments on any liens.				11/11/2024	B	2	XXXXXXXXXX	TX	3	3	C	B	C	B	N/A	N/A	A	A		Exempt	1
1627716	XXXXXXXXXXX	XXXXXXXXXXX	7118555	851	XXXXXXXXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Exception to exceed the maximum investor concentration of XXXXXX XXXX subjects project has investor concentration of XXXXXXXX		Compensating XXXXXXXXX XXXXX over XXXXXXX XXXXX than XX tradelines rated for over XX years on credit.				11/11/2024	B	2	XXXXXXXXXX	FL	3	13	C	B	C	B	N/A	N/A	A	A		Exempt	1
1627717	XXXXXXXXXXX	XXXXXXXXXXX	7118562	851	XXXXXXXXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Exception required for XXXXXXXXXX XXXXX mortgage payment from private XXXX lienholder to be included in the XXXXXXXX XXXXX payoff and not be considered XXXXXXXXXX XX letter from the private lienholder verifies they have an agreement to allow.		Compensating XXXXXXXXX XXXX credit paid XXXX XXXXXXXXXXXX investor; XXX late mortgage payments on any liens.				11/11/2024	B	2	XXXXXXXXXX	TX	3	3	C	B	C	B	N/A	N/A	A	A		Exempt	1
1627934	XXXXXXXXXXX	XXXXXXXXXXX	7119376	389	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Fraud Alert documentation		A complete fraud report with all high and medium alerts was not provided.	Documentation provided acceptable		Reviewer 11/19/2024 10:57 AM; The document provided was the XXXXXXX XXXXXXXX dated XXXXXXXXXX XXXXXXX provide the complete XXXXXX report.	12/11/2024			A	1	XXXXXXXXXX	FL	3	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
1627934	XXXXXXXXXXX	XXXXXXXXXXX	7119377	320	XXXXXXXXXX	Credit	UW Assets		UW Assets - UW - Asset Other		Provide final settlement statement for subject property. XXXXX XX of the settlement statement provided appears to be cut off at the top.	received XX			11/19/2024			A	1	XXXXXXXXXX	FL	3	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
1627934	XXXXXXXXXXX	XXXXXXXXXXX	7119378	333	XXXXXXXXXX	Credit	UW Income/Employment		UW Income/Employment - UW - Income Inconsistent		XXXX statements dated XXXXXXX XXXXX and XXXXX XXXXX for the borrower''''s business reflect XXXX deposits. XXXXXXXX XXXX for reason no deposits were made during the time frame.	Processor cert provided acceptable		Reviewer 11/21/2024 10:10 AM; The documentation type is XXXXX statements	12/11/2024			A	1	XXXXXXXXXX	FL	3	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
1627934	XXXXXXXXXXX	XXXXXXXXXXX	7119379	384	XXXXXXXXXX	Credit	UW Income/Employment		UW Income/Employment - UW - Self-Employment status required		Provide updated XXXXX with XXXXXXXXXXXXXX employment information listed. XXXXXX XXXXX provided only reflected XXXXX XXXXXXX and not the source of the employment/income.	received XXXXX with employment information			11/21/2024			A	1	XXXXXXXXXX	FL	3	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
1628584	XXXXXXXXXX	XXXXXXXXXXXXXX	7120342	861	XXXXXXXXXX	Compliance	Note		Note - Other:		XXXXXXX provide updated XXXXX that reflects the borrower initials that acknowledge adding the middle initial.	Information provided			11/22/2024			A	1	XXXXXXXXXX	NV	1	3	C	B	C	B	C	A	C	A		Non-QM	1
1628584	XXXXXXXXXX	XXXXXXXXXXXXXX	7120343	530	XXXXXXXXXX	Compliance	Right to Cancel		Right to Cancel - Compliance \ Right to Cancel - Signed and dated by all borrowers & parties on title		XXXXXX to cancel is not signed, please provide signed right to cancel for review.	Information provided			11/21/2024			A	1	XXXXXXXXXX	NV	1	3	C	B	C	B	C	A	C	A		Non-QM	1
1628584	XXXXXXXXXX	XXXXXXXXXXXXXX	7120344	1108	XXXXXXXXXX	Valuation	UW Collateral TPR		UW Collateral TPR - UW - Second collateral evaluation is required.		XXXXXXXX XXXX appraisal. XXXXX XXXX appraisal required due to loan amount over XXXXXXXXXXX	received XXXX full appraisal			11/22/2024			A	1	XXXXXXXXXX	NV	1	3	C	B	C	B	C	A	C	A		Non-QM	1
1628584	XXXXXXXXXX	XXXXXXXXXXXXXX	7120345	851	XXXXXXXXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		XXXXXXXXXXX limit max loan amount to XXXXXXXXXXXXXX XXXXXXXX loan amount is XXXXXXXXXXXXX		Compensating XXXXXXXXX XXX derogatory credit on credit report, no late payments on mortgages, XXXX is XXXXXXXX - max allowed is XXXXX required reserves are XX - borrower has XXXXXXXX borrower is an XXXXXXXXXXX XXXXXXXX since XXXXXXXXXXXX				11/21/2024	B	2	XXXXXXXXXX	NV	1	3	C	B	C	B	C	A	C	A		Non-QM	1
1629260	XXXXXXXXXX	XXXXXXXXXXX	7122148	330	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Credit Other		Loan approval missing from file.	received final approval			12/10/2024			A	1	XXXXXXXXXX	GA	3	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
1629277	XXXXXXXXXX	XXXXXXXXXXXXXX	7121820	270	XXXXXXXXXX	Valuation	UW Collateral		UW Collateral - UW - Satisfactory 2nd Appraisal Report		XXXXXXXX XXXX full appraisal required per guideline for loan amounts over XXXXXXXXXXXXXXXX	Appraisal has been received.			12/06/2024			A	1	XXXXXXXXXX	CA	3	1	C	B	C	B	N/A	N/A	C	A		Exempt	1
1629277	XXXXXXXXXX	XXXXXXXXXXXXXX	7121821	353	XXXXXXXXXX	Credit	UW Qualifications		UW Qualifications - UW - LA/CLA exceeds Max. Limit		XXXX maximum loan amount for the XXXXXXXXX XXXXXXX program is XXXXXXXXXXXXXXXX XXXXX amount for this loan is XXXXXXXXXXXXXXXXX		The exception for exceeding XXXX loan amount was granted with the following compensating factors: XXXX borrower has in file since XXXXXX XXXXXXX after closing are XXXXXXXXXXXX XXXX residual income is XXXXXXXXXX XXXX borrower has been working in business for XXX years. XXXX borrower has been in residence for XX years; borrower has a XXXXXXXX mortgage history and is an experienced investor.				12/05/2024	B	2	XXXXXXXXXX	CA	3	1	C	B	C	B	N/A	N/A	C	A		Exempt	1
1629277	XXXXXXXXXX	XXXXXXXXXXXXXX	7121822	330	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Credit Other		XXXXXX XXXXX confirmation of approval from XXXXXXXXX legal department on reverse XXXXX XXXXXXXXX documents.		compensating factors: XXXX borrower has in file since XXXXXX XXXXXXX after closing are XXXXXXXXXXXX XXXX residual income is XXXXXXXXXX XXXX borrower has been working in business for XXX years. XXXX borrower has been in residence for XX years; borrower has a XXXXXXXX mortgage history and is an experienced investor.				12/06/2024	B	2	XXXXXXXXXX	CA	3	1	C	B	C	B	N/A	N/A	C	A		Exempt	1

Valuation Report

Run Date - 04/28/2025 2:51:31 PM

LOAN INFORMATION						Origination Values								AVM Values						Desk Review Values						Desk Top Review Values					BPO Values					Field Review Values					2055 Values					Updated Values					Updated Multi Property Values
Evolve Loan ID	Customer Loan ID	Seller Loan ID	Note Date	Original Loan Amount	Sales Price	Appraised Value	Value for LTV	Appraisal Date	Second Appraisal Value	Variance Amount	Variance Percent	Second Appraisal Date	Second Appraisal Type	Appraised Value	Variance Amount	Variance Percent	Company	Confidence Score	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Risk Score	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Aggregate Appraised Value	Aggregate Variance Amount	Aggregate Variance Percent	Is Eligible for Rep and Warrant Relief per Loan Collateral Advisor?	Collateral Underwriter Risk Score
1627678	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXX	XXXXXX		XXXXXX	XXXXXX	XXXXXXXX												XXXXXX		0.00%	Clear Capital	Low	XXXXXXXX																													N/A
1626548	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXXX												XXXXXXX		0.00%	Clear Capital	Low	XXXXXXXX																													N/A
1627934	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXXXX												XXXXXX		0.00%	Clear Capital	Low	XXXXXXXX																													N/A
1627716	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXX	XXXXXX		XXXXXX	XXXXXX	XXXXXXXX												XXXXXX		0.00%	Clear Capital	Low	XXXXXXXX																													N/A
1627714	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXX	XXXXXX		XXXXXX	XXXXXX	XXXXXXXX												XXXXXX		0.00%	Clear Capital	Low	XXXXXXXX																													N/A
1627717	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXX	XXXXXX		XXXXXX	XXXXXX	XXXXXXXX												XXXXXX		0.00%	Clear Capital	Low	XXXXXXXX																													N/A
1627620	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXXXX												XXXXXX		0.00%	Clear Capital	Low	XXXXXXXX																													N/A
1630320	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXXXX												XXXXXX		0.00%	Clear Capital	Low Risk	XXXXXXXX																													N/A
1629260	XXXXXXXXXX	XXXXXXXXXXX	XXXXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXXXX												XXXXXX		0.00%	Clear Capital	Low	XXXXXXXX																													N/A	3.8
1629088	XXXXXXXXXX	XXXXXX	XXXXXXXX	XXXXXX		XXXXXX	XXXXXX	XXXXXXXX												XXXXXX		0.00%	Clear Capital	Low	XXXXXXXX																													N/A
1627581	XXXXXXXXXX	XXXXXXXXX	XXXXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXXXX																																														N/A	1.5
1626613	XXXXXXXXXX	XXXXXXXXX	XXXXXXXX	XXXXXX		XXXXXX	XXXXXX	XXXXXXXX												XXXXXX		0.00%	Clear Capital	low	XXXXXXXX																													N/A	1
1626691	XXXXXXXXXX	XXXXXXXXX	XXXXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXXXX												XXXXXX		0.00%	Clear Capital	Moderate	XXXXXXXX																													N/A
1627994	XXXXXXXXXX	XXXXXXXXX	XXXXXXXX	XXXXXX			XXXXXX							XXXXXX		0.00%	Data Verify	100	XXXXXXXX																																			N/A
1629365	XXXXXXXXXX	XXXXXXXXX	XXXXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXXXX																																														N/A	1.5
1624631	XXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXXX												XXXXXXX		0.00%	Vision VMC LLC	A	XXXXXXXX																													N/A
1626411	XXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXXXX												XXXXXX		0.00%	Vision VMC LLC	A	XXXXXXXX																													N/A
1628584	XXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXX	XXXXXXX		XXXXXXX	XXXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	3.77%	XXXXXXXX	1004																																									N/A
1629277	XXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXXX	XXXXXXX	XXXXXX	2.90%	XXXXXXXX	1004																																									N/A	1.1

Data Compare

Run Date - 04/28/2025 2:51:31 PM

Evolve Loan ID	Customer Loan ID	Seller Loan ID	Field Label	Bid Tape Field Value	Field Value	Comment
1629260	XXXXXXXXXX	XXXXXXXXXXX	Original CLTV		XXXXXXXX	Verified
1629260	XXXXXXXXXX	XXXXXXXXXXX	DSCR		1.000	Verified
1629260	XXXXXXXXXX	XXXXXXXXXXX	Doc Type		Debt Service Coverage	Verified
1629260	XXXXXXXXXX	XXXXXXXXXXX	Maturity Date		20541201	Verified
1629260	XXXXXXXXXX	XXXXXXXXXXX	Occupancy	Primary Residence	Investment	Verified
1629260	XXXXXXXXXX	XXXXXXXXXXX	Property City	XXXXXXXXXX	XXXXXXXXXX	Verified
1629088	XXXXXXXXXX	XXXXXX	Qualifying Credit Score		XXX	Verified
1629088	XXXXXXXXXX	XXXXXX	Original CLTV		XXXXXXXX	Verified
1629088	XXXXXXXXXX	XXXXXX	DSCR		2.480	Verified
1629088	XXXXXXXXXX	XXXXXX	Doc Type		Debt Service Coverage	Verified
1629088	XXXXXXXXXX	XXXXXX	Loan Purpose	Refinance	Refinance - Cash Out	Verified
1629088	XXXXXXXXXX	XXXXXX	Maturity Date		20550101	Verified
1627581	XXXXXXXXXX	XXXXXXXXX	Qualifying Credit Score	XXX	XXX	Verified
1627581	XXXXXXXXXX	XXXXXXXXX	Doc Type		Full	Verified
1627581	XXXXXXXXXX	XXXXXXXXX	Maturity Date		20541101	Verified
1626613	XXXXXXXXXX	XXXXXXXXX	Doc Type		Full	Verified
1626613	XXXXXXXXXX	XXXXXXXXX	Loan Purpose	Refinance	Refinance - Cash Out	Verified
1626613	XXXXXXXXXX	XXXXXXXXX	Maturity Date		20541101	Verified
1626613	XXXXXXXXXX	XXXXXXXXX	Property Street Address	XXXXXXXXXX	XXXXXXXXXX	Verified
1626613	XXXXXXXXXX	XXXXXXXXX	Qualifying DTI	0.49980	0.46673	Verified
1626613	XXXXXXXXXX	XXXXXXXXX	Qualified Mortgage	N	Y	Verified
1626691	XXXXXXXXXX	XXXXXXXXX	Doc Type		Full	Verified
1626691	XXXXXXXXXX	XXXXXXXXX	Maturity Date		20541101	Verified
1627994	XXXXXXXXXX	XXXXXXXXX	Appraised Value		XXXXXXXXXX	Verified
1627994	XXXXXXXXXX	XXXXXXXXX	Qualifying Credit Score	XXX	XXX	Verified
1627994	XXXXXXXXXX	XXXXXXXXX	Doc Type		Full	Verified
1627994	XXXXXXXXXX	XXXXXXXXX	Loan Purpose	Refinance	Refinance - Cash Out	Verified
1627994	XXXXXXXXXX	XXXXXXXXX	Maturity Date		20541201	Verified
1629365	XXXXXXXXXX	XXXXXXXXX	Qualifying Credit Score		XXX	Verified
1629365	XXXXXXXXXX	XXXXXXXXX	Co-Borrower Self-employment Flag	N	Y	Verified
1629365	XXXXXXXXXX	XXXXXXXXX	Doc Type		Alternative Doc	Verified
1629365	XXXXXXXXXX	XXXXXXXXX	Maturity Date		20550101	Verified
1629365	XXXXXXXXXX	XXXXXXXXX	Qualified Mortgage	N	Y	Verified
1624631	XXXXXXXXXX	XXXXXXXXXXXXXX	Note Date	XXXXXXXX	XXXXXXXX	Verified
1624631	XXXXXXXXXX	XXXXXXXXXXXXXX	PITI	XXXXXXXX	XXXXXXXX	Verified
1628584	XXXXXXXXXX	XXXXXXXXXXXXXX	Qualifying DTI	0.49794	0.49772	Verified
1628584	XXXXXXXXXX	XXXXXXXXXXXXXX	Doc Type	Alternative	Bank Statement	Verified
1629277	XXXXXXXXXX	XXXXXXXXXXXXXX	DSCR	0.568		Verified
1629277	XXXXXXXXXX	XXXXXXXXXXXXXX	Property Zip	XXXXXXXXXX	XXXXX	Verified
1627678	XXXXXXXXXXX	XXXXXXXXXXX	DSCR		1.010	Verified
1627678	XXXXXXXXXXX	XXXXXXXXXXX	Doc Type	No Ratio	Debt Service Coverage	Verified
1627678	XXXXXXXXXXX	XXXXXXXXXXX	Loan Purpose	Refinance	Refinance - Cash Out	Verified
1627678	XXXXXXXXXXX	XXXXXXXXXXX	Note Date		XXXXXXXX	Verified
1627678	XXXXXXXXXXX	XXXXXXXXXXX	PITI	XXXXXXXX	XXXXXXXX	Verified
1627678	XXXXXXXXXXX	XXXXXXXXXXX	Product Code	BPACC 30 YR FIXED NO PPP	BPACC30Y	Verified
1627678	XXXXXXXXXXX	XXXXXXXXXXX	Property Street Address	XXXXXXXXXX	XXXXXXXXXX	Verified
1627678	XXXXXXXXXXX	XXXXXXXXXXX	Property Type	Condo	Condo-Lo 1-4 Stories	Verified
1627678	XXXXXXXXXXX	XXXXXXXXXXX	QM Status		Exempt	Verified
1626548	XXXXXXXXXXX	XXXXXXXXXXX	Doc Type	No Ratio	Alternative Doc	Verified
1626548	XXXXXXXXXXX	XXXXXXXXXXX	Note Date		XXXXXXXX	Verified
1626548	XXXXXXXXXXX	XXXXXXXXXXX	PITI	XXXXXXXX	XXXXXXXX	Verified
1626548	XXXXXXXXXXX	XXXXXXXXXXX	Property Type	Detached	PUD-Detached	Verified
1626548	XXXXXXXXXXX	XXXXXXXXXXX	QM Status		Exempt
1626548	XXXXXXXXXXX	XXXXXXXXXXX	Qualifying DTI		0.45939	Verified
1626548	XXXXXXXXXXX	XXXXXXXXXXX	Self-Employment Flag	N	Y	Verified
1627934	XXXXXXXXXXX	XXXXXXXXXXX	Doc Type	No Ratio	Alternative Doc	Verified
1627934	XXXXXXXXXXX	XXXXXXXXXXX	Note Date		XXXXXXXX	Verified
1627934	XXXXXXXXXXX	XXXXXXXXXXX	Occupancy	Primary	Investment	Verified
1627934	XXXXXXXXXXX	XXXXXXXXXXX	Prepayment Penalty Type		Hard	Verified
1627934	XXXXXXXXXXX	XXXXXXXXXXX	Product Code	BPACCINC 30 YR FIXED 5 YEAR PPP STEP DN	BPACC30Y5YPPSD	Verified
1627934	XXXXXXXXXXX	XXXXXXXXXXX	QM Status		Exempt	Verified
1627934	XXXXXXXXXXX	XXXXXXXXXXX	Qualifying DTI		0.41691	Verified
1627934	XXXXXXXXXXX	XXXXXXXXXXX	Self-Employment Flag	N	Y	Verified
1627716	XXXXXXXXXXX	XXXXXXXXXXX	Prepayment Penalty	N	Y	Verified
1627716	XXXXXXXXXXX	XXXXXXXXXXX	Prepayment Penalty Type		Hard	Verified
1627716	XXXXXXXXXXX	XXXXXXXXXXX	Product Code	BPACC 30 YR FIXED 1 YR PPP	BPACC30YF1YPP	Verified
1627716	XXXXXXXXXXX	XXXXXXXXXXX	DSCR		1.180	Verified
1627716	XXXXXXXXXXX	XXXXXXXXXXX	Doc Type	No Ratio	Debt Service Coverage	Verified
1627716	XXXXXXXXXXX	XXXXXXXXXXX	Loan Purpose	Refinance	Refinance - Cash Out	Verified
1627716	XXXXXXXXXXX	XXXXXXXXXXX	Note Date		XXXXXXXX	Verified
1627716	XXXXXXXXXXX	XXXXXXXXXXX	PITI	XXXXXXXX	XXXXXXXX	Verified
1627716	XXXXXXXXXXX	XXXXXXXXXXX	Property Type	Condo	Condo-Lo 1-4 Stories	Verified
1627716	XXXXXXXXXXX	XXXXXXXXXXX	QM Status		Exempt	Verified
1627714	XXXXXXXXXXX	XXXXXXXXXXX	DSCR		1.040	Verified
1627714	XXXXXXXXXXX	XXXXXXXXXXX	Doc Type	No Ratio	Debt Service Coverage	Verified
1627714	XXXXXXXXXXX	XXXXXXXXXXX	Loan Purpose	Refinance	Refinance (Refi) No - Limited Cash Out	Verified
1627714	XXXXXXXXXXX	XXXXXXXXXXX	Note Date		XXXXXXXX	Verified
1627714	XXXXXXXXXXX	XXXXXXXXXXX	Prepayment Penalty Type		Hard	Verified
1627714	XXXXXXXXXXX	XXXXXXXXXXX	QM Status		Exempt	Verified
1627717	XXXXXXXXXXX	XXXXXXXXXXX	DSCR		0.960	Verified
1627717	XXXXXXXXXXX	XXXXXXXXXXX	Doc Type	No Ratio	Debt Service Coverage	Verified
1627717	XXXXXXXXXXX	XXXXXXXXXXX	Loan Purpose	Refinance	Refinance (Refi) No - Limited Cash Out	Verified
1627717	XXXXXXXXXXX	XXXXXXXXXXX	Note Date		XXXXXXXX	Verified
1627717	XXXXXXXXXXX	XXXXXXXXXXX	Prepayment Penalty Type		Hard	Verified
1627717	XXXXXXXXXXX	XXXXXXXXXXX	QM Status		Exempt	Verified
1627620	XXXXXXXXXXX	XXXXXXXXXXX	QM Status		Exempt	Verified
1627620	XXXXXXXXXXX	XXXXXXXXXXX	Self-Employment Flag	N	Y	Verified
1627620	XXXXXXXXXXX	XXXXXXXXXXX	Note Date		XXXXXXXX	Verified
1630320	XXXXXXXXXXX	XXXXXXXXXXX	Qualifying Credit Score		XXX	Verified
1630320	XXXXXXXXXXX	XXXXXXXXXXX	DSCR	0.800	0.910	Verified
1630320	XXXXXXXXXXX	XXXXXXXXXXX	Doc Type	No Ratio	Debt Service Coverage	Verified
1630320	XXXXXXXXXXX	XXXXXXXXXXX	Note Date		XXXXXXXX	Verified
1630320	XXXXXXXXXXX	XXXXXXXXXXX	Prepayment Penalty Type		Hard	Verified
1630320	XXXXXXXXXXX	XXXXXXXXXXX	Product Code	BPACC 30 YR FIXED 3 YEAR PPP STEP DN	BPACC30YF3YPPSD	Verified
1630320	XXXXXXXXXXX	XXXXXXXXXXX	Property Type	Single Family	Two Family	Verified
1630320	XXXXXXXXXXX	XXXXXXXXXXX	Property Zip	XXXXX	XXXXX	Verified
1630320	XXXXXXXXXXX	XXXXXXXXXXX	QM Status		Exempt	Verified

QM ATR Data

Run Date - 04/28/2025 2:51:31 PM

Evolve Loan ID	Customer Loan ID	Seller Loan ID	Loan Level ATR/QM Status	Verified Safe Harbor	Application Date Prior to 1/10/2014	Lender Application Date	GSE Eligible	CDFI Indicator	ATR/QM Total Points and Fees	Rate Lock Date	APR	Borrower Employment Indicator	Co Borrower Employment Indicator	Borrower Foreign National Indicator	Borrower Residency Source	Co Borrower Foreign National Indicator	Co Borrower Residency Source	Residual Income to Qualify?	ATR/QM Residual Income
1627678	XXXXXXXXXXX	XXXXXXXXXXX	Exempt	N/A	No	XXXXXXXXXX	No	Yes			0.00%	Not Required		US Citizen				No
1626548	XXXXXXXXXXX	XXXXXXXXXXX	Exempt	N/A	No	XXXXXXXXXX	No	Yes		09/09/2024	0.00%	Self-Employed		US Citizen				Yes	$19,183.26
1627934	XXXXXXXXXXX	XXXXXXXXXXX	Exempt	N/A	No	XXXXXXXXXX	No	Yes			0.00%	Self-Employed		US Citizen				No
1627716	XXXXXXXXXXX	XXXXXXXXXXX	Exempt	N/A	No	XXXXXXXXXX	No	Yes			0.00%	Not Required		US Citizen				No
1627714	XXXXXXXXXXX	XXXXXXXXXXX	Exempt	N/A	No	XXXXXXXXXX	No	Yes			0.00%	Not Required		Permanent Resident Alien				No
1627717	XXXXXXXXXXX	XXXXXXXXXXX	Exempt	N/A	No	XXXXXXXXXX	No	Yes			0.00%	Not Required		Permanent Resident Alien				No
1627620	XXXXXXXXXXX	XXXXXXXXXXX	Exempt	N/A	No	XXXXXXXXXX	No	Yes		10/04/2024	0.00%	Unemployed	Self-Employed	Non Permanent Resident Alien	ITIN IRS Letter	Non Permanent Resident Alien	ITIN IRS Letter	Yes	$18,450.42
1630320	XXXXXXXXXXX	XXXXXXXXXXX	Exempt	N/A	No	XXXXXXXXXX	No	Yes			0.00%	Not Required		US Citizen				No
1629260	XXXXXXXXXX	XXXXXXXXXXX	Exempt	N/A	No	XXXXXXXXXX	No	No			0.00%	Not Required		US Citizen				No
1629088	XXXXXXXXXX	XXXXXX	Exempt	N/A	No	XXXXXXXXXX	No	No			0.00%	Not Required	Not Required	US Citizen		US Citizen		No
1627581	XXXXXXXXXX	XXXXXXXXX	Exempt	N/A	No	XXXXXXXXXX	No	No		10/11/2024	0.00%	Employed		Permanent Resident Alien				Yes	$2,769.38
1626613	XXXXXXXXXX	XXXXXXXXX	Exempt	N/A	No	XXXXXXXXXX	No	No			0.00%	Self-Employed		US Citizen				Yes	$28,650.22
1626691	XXXXXXXXXX	XXXXXXXXX	Exempt	N/A	No	XXXXXXXXXX	No	No		09/13/2024	0.00%	Self-Employed		US Citizen				No
1627994	XXXXXXXXXX	XXXXXXXXX	Safe Harbor QM (APOR)	Not Provided	No	XXXXXXXXXX	Yes	No	$7,213.00	10/18/2024	7.336%	Retired	Employed	US Citizen		US Citizen		Yes	$11,267.19
1629365	XXXXXXXXXX	XXXXXXXXX	Safe Harbor QM (APOR)	Not Provided	No	XXXXXXXXXX	No	No	$0.00	11/21/2024	8.162%	Retired	Self-Employed	US Citizen		US Citizen		Yes	$9,807.59
1624631	XXXXXXXXXX	XXXXXXXXXXXXXX	Safe Harbor QM (APOR)	Not Provided	No	XXXXXXXXXX	No	No	$0.00	08/30/2024	7.649%	Employed	Unemployed	US Citizen		US Citizen		Yes	$52,854.71
1626411	XXXXXXXXXX	XXXXXXXXXXXXXX	Safe Harbor QM (APOR)	Not Provided	No	XXXXXXXXXX	No	No	$0.00	09/30/2024	7.507%	Employed	Employed	US Citizen		US Citizen		Yes	$54,251.11
1628584	XXXXXXXXXX	XXXXXXXXXXXXXX	Non-QM	N/A	No	XXXXXXXXXX	No	No	$0.00	11/12/2024	6.914%	Self-Employed		US Citizen				Yes	$45,551.11
1629277	XXXXXXXXXX	XXXXXXXXXXXXXX	Exempt	N/A	No	XXXXXXXXXX	No	No			0.00%	Self-Employed		US Citizen				Yes	$28,344.00

Business Purpose Data

Run Date - 04/28/2025 2:51:31 PM

Evolve Loan ID	Customer Loan ID	Seller Loan ID	Seller Name	Originator Name	Guideline Author	Loan Program	Loan Program Date	Documentation Type	Executed NOO Docs in File	Lease In Place Flag	Actual In Place Rent	Third Party Market Rent Estimate	Third Party Rent Source	Rental Source for Property DTI Calculation	Short Term Rental	STR Source	STR Amount	Property DTI	Investor DTI	Value Used for DSCR Calc	DSCR	Total DSCR	PITIA	Lease End Date	Original Lease Term	Is Lease Month To Month	Rent Loss Insurance	Rent Loss Insurance Amount	Actual Loss Amount	HOA Flag	HOA Monthly Premium Amount	Monthly Property Tax	Monthly Insurance Cost	Asset Verification	Blanket Mortgage Flag	Number of Mortgaged Properties With Lender	Number of Properties	Foreign National Alternative Credit Documentation	Foreign National Borrower 1	Foreign National Borrower 2	Investor Type	Months Reserves	Number of Years Property Owned	Borrower Residency Status	Co Borrower Residency Status	Qualifying Credit Score	Months Bankruptcy 7 11	Months Bankruptcy 13	Months Deed in Lieu	Months Short Sale or Pre FC	Prior Mtg Rent Late 30d in 12m	Prior Mtg Rent Late 60d in 12m	Prior Mtg Rent Late 90d in 12m	Prior Mtg Rent Late 30d in 24m	Prior Mtg Rent Late 60d in 24m	Prior Mtg Rent Late 90d in 24m	Section 8	Street Address	Borrower 1 Type	Borrower 1 Designation	Borrower 1 First Name	Borrower 1 Last Name	Borrower 2 Type	Borrower 2 Designation	Borrower 2 First Name	Borrower 2 Last Name	Borrower 3 Designation	Borrower 3 First Name	Borrower 3 Last Name	Borrower 4 Designation	Borrower 4 First Name	Borrower 4 Last Name	Personal Guarantee	Personal Guaranty Recourse Level	Guarantor 1 First Name	Guarantor 1 Last Name	Guarantor 1 Number of Mortgaged Properties	Guarantor 1 Citizenship	Guarantor 1 Asset Verification Level	Guarantor 1 Experian FICO	Guarantor 1 Equifax FICO	Guarantor 1 Trans Union FICO	Guarantor 2 First Name	Guarantor 2 Last Name	Guarantor 2 Number of Mortgaged Properties	Guarantor 2 Citizenship	Guarantor 2 Asset Verification Level	Guarantor 2 Experian FICO	Guarantor 2 Equifax FICO	Guarantor 2 Trans Union FICO	Borrower 1 Employment Status	Borrower 2 Employment Status	Loan Application Date	Sales Contract Date	Qualifying Home Value for LTV	Number of Units	Year Built	Total Sq Ft	Number of Bedrooms	Number of Bathrooms	Property Condition	Acquisition Cost	Renovation Cost	Effective Gross Income	Turnover Costs	Repairs and Maintenance	Marketing and Leasing Costs	Utilities	Other Costs	Cap Ex Reserve	Borrower Entity Type	Name of Borrowing Entity	Default Rate Clause	Default Rate
1627678	XXXXXXXXXXX	XXXXXXXXXXX		XXXXXXXXXX	XXXXXXXXXX	BPACC 30 YR FIXED NO PPP	20240620	Debt Service Coverage	Yes	Yes	XXXXXXXXXX	$2,100.00	FNMA 1007/216	FNMA 1007/216	No		0			2100	1.01	1.01	$2,071.77	20250531	12	No	Yes	$6,000.00		YES	$350.00	$296.73	$208.94	Stated, Verified	NO	1	3		No	No	Experienced	70	5.4	US Citizen		691	0	0			0	0	0	0	0	0		XXXXXXXXXXXXXXXXXXXXXXXXXXX	Primary	Primary	XXXX	XXXX	Co-Borrower	Co-Borrower			Co-Borrower			Co-Borrower										0	0	0						0	0	0	Not Required		20240918		$255,000.00	1	1974	901	2	1.1	C3	XXXXXXXXXX	$0.00								Individual(s)		FALSE
1627934	XXXXXXXXXXX	XXXXXXXXXXX		XXXXXXXXXX	XXXXXXXXXX	BPACC 30 YR FIXED 5 YEAR PPP STEP DN	20240620	ALTDOC	Yes	No	XXXXXXXXXX	$2,100.00	FNMA 1007/216	FNMA 1007/216	No		0	41.691		0	0	0	$2,339.04				Yes	$31,833.00		NO	$0.00	$400.00	$104.47	Stated, Verified	NO	1	2		No	No	Inexperienced	9	20	US Citizen		749	0	0			0	0	0	0	0	0		XXXXXXXXXXXXXXXXXXX	Primary	Primary	XXXXXXXXXX	XXXX	Co-Borrower	Co-Borrower			Co-Borrower			Co-Borrower										0	0	0						0	0	0	Employed		20240815	XXXXXXXX	$330,000.00	1	2024	1653	3	2	C1	XXXXXXXXXX	$0.00								Individual(s)		FALSE
1627716	XXXXXXXXXXX	XXXXXXXXXXX		XXXXXXXXXX	XXXXXXXXXX	BPACC 30 YR FIXED 1 YR PPP	20240620	Debt Service Coverage	Yes	Yes	XXXXXXXXXX	$2,100.00	FNMA 1007/216	Leases	No		0			2100	1.18	1.18	$1,782.82	20250415	12	No	Yes	$30,000.00		YES	$309.00	$193.75	$51.42	Stated, Verified	NO	1	3		No	No	Experienced	87	2	US Citizen		692	0	0			0	0	0	0	0	0		XXXXXXXXXXXXXXXXXXXXXX	Primary	Primary	XXXX	XXXXXXXXXXXXXX	Co-Borrower	Co-Borrower			Co-Borrower			Co-Borrower										0	0	0						0	0	0	Not Required		20240905		$245,000.00	1	1985	803	2	2	C3	XXXXXXXXXX	$0.00								Individual(s)		FALSE
1627714	XXXXXXXXXXX	XXXXXXXXXXX		XXXXXXXXXX	XXXXXXXXXX	BPACC 30 YR FIXED 5 YEAR PPP STEP DN	20240620	Debt Service Coverage	Yes	No	XXXXXXXXXX	$3,250.00	FNMA 1007/216	FNMA 1007/216	No		0			3250	1.04	1.04	$3,135.49				Yes	$25,000.00		NO	$0.00	$733.75	$96.70	Stated, Verified	NO	1	1		No	No	Experienced	22	2	Permanent Resident Alien		702	0	0			0	0	0	0	0	0		XXXXXXXXXXXXXXXX																Full	XXXX	XXXXX		Permanent Resident Alien	Stated, Verified	679	710	702									Not Required		20240924		$462,000.00	1	2024	1943	3	3.1	C1	XXXXXXXXXX	$0.00								Limited Liability Corp	XXXXXXXX	FALSE
1627717	XXXXXXXXXXX	XXXXXXXXXXX		XXXXXXXXXX	XXXXXXXXXX	BPACC 30 YR FIXED 5 YEAR PPP STEP DN	20240620	Debt Service Coverage	Yes	Yes	XXXXXXXXXX	$3,200.00	FNMA 1007/216	FNMA 1007/216	No		0			3200	0.96	0.96	$3,343.87	20251031	13	No	Yes	$25,000.00		NO	$0.00	$733.75	$290.11	Stated, Verified	NO	2	2		No	No	Experienced	21	2	Permanent Resident Alien		702	0	0			0	0	0	0	0	0		XXXXXXXXXXXXXXXX																Full	XXXX	XXXXX		Permanent Resident Alien	Stated, Verified	679	710	702									Not Required		20240924		$465,000.00	1	2024	2077	3	3.1	C1	XXXXXXXXXX	$0.00								Limited Liability Corp	XXXXXXXX	FALSE
1630320	XXXXXXXXXXX	XXXXXXXXXXX		XXXXXXXXXX	XXXXXXXXXX	BPACC 30 Yr Fixed 3 Yr PPP Step Dn	20240715	Debt Service Coverage	Yes	No	XXXXXXXXXX	$5,400.00	FNMA 1007/216	FNMA 1007/216	No		0			5400	0.91	0.91	$5,926.51				Yes	$71,642.00		NO	$0.00	$1,009.46	$239.75	Stated, Verified	NO	1	3		No	No	Experienced	2	2	US Citizen		723	0	0			0	0	0	0	0	0		XXXXXXXXXXXXX	Primary	Primary	XXXXXX	XXXXXXXXXXXXXXXXXX	Co-Borrower	Co-Borrower			Co-Borrower			Co-Borrower										0	0	0						0	0	0	Not Required		20241002	XXXXXXXX	$854,000.00	2	2020	2361	6	4	C2	XXXXXXXXXX	$0.00								Individual(s)		FALSE
1629260	XXXXXXXXXX	XXXXXXXXXXX		XXXXXXXXXX	XXXXXXXXXX	Onslow Bay_30FixedDSCRPlus_30Year_30Days	20240904	Debt Service Coverage	Yes	No	XXXXXXXXXX	$2,500.00	FNMA 1007/216	FNMA 1007/216	No		0			2500	1	1	$2,499.47				Yes	$0.00	Yes	NO	$0.00	$277.76	$57.84	Stated, Verified	NO	1	2		No	No	Inexperienced	4	4.9	US Citizen		794	0	0			0	0	0	0	0	0		XXXXXXXXXXXXXXXX	Primary	Primary	XXXX	XXXXXX	Co-Borrower	Co-Borrower			Co-Borrower			Co-Borrower										0	0	0						0	0	0	Not Required		20241112	XXXXXXXX	$430,000.00	1	1962	1049	3	1.1	C3	XXXXXXXXXX	$0.00								Individual(s)		FALSE
1629088	XXXXXXXXXX	XXXXXX		XXXXXXXXXX	XXXXXXXXXX	Onslow Bay_30FixedDSCRPlus_30Year_45Days	20240904	Debt Service Coverage	Yes	Yes	XXXXXXXXXX	$4,150.00	FNMA 1007/216	FNMA 1007/216	No		0			4150	2.48	2.48	$1,671.95	20220521	12		Yes	$0.00	Yes	NO	$0.00	$190.03	$84.92	Stated, Verified	NO	1	5		No	No	Experienced	108	13	US Citizen	US Citizen	736	0	0			0	0	0	0	0	0		XXXXXXXXXXXXXXXXX																Full	XXXXXXX	XXXXXXXXXXXXXXXXXX		US Citizen	Stated, Verified	740	711	713	XXXXX	XXXXXXXXXXXXXXXXXXX		US Citizen	Stated, Verified	743	722	736	Not Required	Not Required	20240918		$300,000.00	3	1950	2009	6	3	C3	XXXXXXXXXX	$0.00								Limited Liability Corp	XXXXXXXX	FALSE
1626613	XXXXXXXXXX	XXXXXXXXX		XXXXXXXXXX	XXXXXXXXXX	Onslow Bay_30FixedExpandedPrimePlus_30Year_30Days_	20240904	Full	Yes	Yes	XXXXXXXXXX	$1,980.00	FNMA 1007/216	Leases	No		0	46.673		0			$1,921.75	20231031	12	No	Yes	$36,400.00		NO	$0.00	$423.15	$66.50	Stated, Verified	NO	2	6		No	No	Experienced	31	1	US Citizen		706	0	0			0	0	0	0	0	0		XXXXXXXXXXXXXXXXXX																Full	XXXXXX	XXXXXX		US Citizen	Stated, Verified	706	719	686									Employed		20240723		$364,000.00	1	2021	1349	3	2	C2	XXXXXXXXXX	$0.00								Limited Liability Corp	XXXXXXXX	FALSE
1629277	XXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	Investor Income Doc: 30 - Year Fixed	20241001	Full	Yes	No	XXXXXXXXXX	$12,500.00	FNMA 1007/216	FNMA 1007/216	No		0	15.246		0	0	0	$22,006.28				Yes	$162,000.00		YES	$668.00	$3,996.33	$455.92	Stated, Verified	NO	2	9		No	No	Experienced	15	8	US Citizen		786	0	0			0	0	0	0	0	0		XXXXXXXXXXXXXXXXXXXXXX																Full	XX	XXXX		US Citizen	Stated, Verified	786	802	784									Employed		20241009	XXXXXXXX	$3,450,000.00	1	2001	3932	3	3.1	C3	XXXXXXXXXX	$0.00								Limited Liability Corp	XXXXXXXX